Subsidiary Guarantor Information - Supplemental Statement of Comprehensive Income (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Supplemental Information [Line Items]
Net sales		$ 1,385,899,150	$ 1,065,118,590	$ 1,153,450,357
Services income	$ 562,528	11,130,569	8,974,642	8,310,035
Total of sales	70,604,483	1,397,029,719	1,074,093,232	1,161,760,392
Impairment (reversal) of wells, pipelines, properties, plant and equipment	7,653,856	151,444,560	(331,314,343)	477,944,690
Benefit from change in pension plan				(92,177,089)
Cost of sales	50,751,509	1,004,204,880	865,822,221	891,964,606
Gross income	12,199,118	241,380,279	539,585,354	(115,971,815)
Other (expenses) revenues, net	261,493	5,174,076	22,649,606	(875,487)
General expenses:
Transportation, distribution and sale expenses	1,106,282	21,889,670	25,231,240	28,928,639
Administrative expenses	6,061,620	119,939,454	112,653,533	112,472,095
Benefit from change in pension plan				(103,860,955)
Total general expenses		141,829,124	137,884,773	37,539,779
Transportation, distribution and sale expenses	1,106,282	21,889,670	25,231,240	28,928,639
Administrative expenses	6,061,620	119,939,454	112,653,533	112,472,095
Total general expenses		141,829,124	137,884,773	37,539,779
Operating income	5,292,708	104,725,231	424,350,187	(154,387,081)
Financing income	817,006	16,165,853	13,749,255	14,990,859
Financing cost	5,945,638	117,644,548	98,844,464	67,773,593
Derivative financial instruments (cost) income, net		25,338,324	(14,000,987)	(21,449,877)
Foreign exchange income (loss), net	1,171,702	23,184,122	(254,012,743)	(154,765,574)
(Loss) profit sharing in joint ventures and associates	18,216	360,440	2,135,845	2,318,115
Income (loss) before taxes, duties and other	2,634,569	52,129,422	73,377,093	(381,067,151)
Total taxes, duties and other	16,828,478	332,980,041	264,521,435	331,500,247
Net (loss) income for the year	(14,193,909)	(280,850,619)	(191,144,342)	(712,567,398)
Total other comprehensive result	581,521	11,506,381	127,872,481	88,612,354
Total comprehensive result for the year	$ (13,612,388)	(269,344,238)	(63,271,861)	(623,955,044)
Petroleos Mexicanos [member]
Supplemental Information [Line Items]
Net sales				15,556
Services income		50,399,983	46,330,245	16,897,139
Total of sales		50,399,983	46,330,245	16,912,695
Cost of sales		2,007,814	1,236,921	2,695,423
Gross income		48,392,169	45,093,324	14,217,272
Other (expenses) revenues, net		(341,521)	(312,611)	(19,805)
General expenses:
Administrative expenses		59,141,391	57,437,455	59,923,878
Benefit from change in pension plan				(46,031,780)
Total general expenses		59,141,391	57,437,455	13,892,098
Administrative expenses		59,141,391	57,437,455	59,923,878
Total general expenses		59,141,391	57,437,455	13,892,098
Operating income		(11,090,743)	(12,656,742)	305,369
Financing income		143,676,367	123,266,281	108,543,665
Financing cost		(236,929,035)	160,824,632	85,544,060
Derivative financial instruments (cost) income, net		27,670,991	(12,052,200)	(22,803,663)
Foreign exchange income (loss), net		6,837,171	(20,531,005)	(14,829,436)
(Loss) profit sharing in joint ventures and associates		(211,567,169)	(117,347,803)	(749,963,960)
Income (loss) before taxes, duties and other		(281,402,418)	(200,146,101)	(764,292,085)
Total taxes, duties and other		(557,520)	(8,834,626)	(51,982,560)
Net (loss) income for the year		(280,844,898)	(191,311,475)	(712,309,525)
Total other comprehensive result		4,728,640	10,126,560	10,980,787
Total comprehensive result for the year		(276,116,258)	(181,184,915)	(701,328,738)
Subsidiary guarantors [member]
Supplemental Information [Line Items]
Net sales		1,713,914,703	1,361,538,624	1,523,767,800
Services income		140,934,022	98,959,131	16,815,589
Total of sales		1,854,848,725	1,460,497,755	1,540,583,389
Impairment (reversal) of wells, pipelines, properties, plant and equipment		145,302,407	(330,037,834)	476,276,159
Benefit from change in pension plan				(83,657,496)
Cost of sales		1,447,640,131	1,244,388,072	1,280,404,059
Gross income		261,906,187	546,147,517	(132,439,333)
Other (expenses) revenues, net		(12,443,660)	20,713,184	(6,073,003)
General expenses:
Transportation, distribution and sale expenses		26,136,674	50,948,771	32,870,908
Administrative expenses		105,920,390	96,884,031	52,832,029
Benefit from change in pension plan				(50,394,477)
Total general expenses		132,057,064	147,832,802	35,308,460
Transportation, distribution and sale expenses		26,136,674	50,948,771	32,870,908
Administrative expenses		105,920,390	96,884,031	52,832,029
Total general expenses		132,057,064	147,832,802	35,308,460
Operating income		117,405,463	419,027,899	(173,820,796)
Financing income		134,401,598	67,542,768	28,639,034
Financing cost		(141,900,236)	114,271,762	104,453,148
Derivative financial instruments (cost) income, net		(1,608,039)	3,172	6,463
Foreign exchange income (loss), net		15,807,988	(232,714,446)	(139,623,910)
(Loss) profit sharing in joint ventures and associates		409,955	628,357	198,786
Income (loss) before taxes, duties and other		124,516,729	140,215,988	(389,053,571)
Total taxes, duties and other		331,001,261	266,155,181	376,649,369
Net (loss) income for the year		(206,484,532)	(125,939,193)	(765,702,940)
Total other comprehensive result		6,841,586	96,032,433	56,585,790
Total comprehensive result for the year		(199,642,946)	(29,906,760)	(709,117,150)
Non-guarantor subsidiaries [member]
Supplemental Information [Line Items]
Net sales		1,096,752,930	828,143,332	803,623,324
Services income		2,646,144	1,970,055	2,585,617
Total of sales		1,099,399,074	830,113,387	806,208,941
Impairment (reversal) of wells, pipelines, properties, plant and equipment		6,142,153	(1,276,509)	1,668,531
Benefit from change in pension plan				(8,519,593)
Cost of sales		1,083,297,610	809,156,778	791,147,745
Gross income		9,959,311	22,233,118	21,912,258
Other (expenses) revenues, net		(4,664,096)	2,915,837	3,326,421
General expenses:
Transportation, distribution and sale expenses		1,297,558	945,489	2,921,430
Administrative expenses		5,883,200	7,050,271	10,638,127
Benefit from change in pension plan				(7,434,698)
Total general expenses		7,180,758	7,995,760	6,124,859
Transportation, distribution and sale expenses		1,297,558	945,489	2,921,430
Administrative expenses		5,883,200	7,050,271	10,638,127
Total general expenses		7,180,758	7,995,760	6,124,859
Operating income		(1,885,543)	17,153,195	19,113,820
Financing income		3,185,195	3,526,378	3,478,434
Financing cost		(3,616,530)	3,602,868	3,306,776
Derivative financial instruments (cost) income, net		(724,628)	(1,951,959)	1,347,323
Foreign exchange income (loss), net		538,963	(767,292)	(312,228)
(Loss) profit sharing in joint ventures and associates		(49,515)	1,507,488	2,119,329
Income (loss) before taxes, duties and other		(2,552,058)	15,864,942	22,439,902
Total taxes, duties and other		2,536,300	7,200,880	6,833,438
Net (loss) income for the year		(5,088,358)	8,664,062	15,606,464
Total other comprehensive result		(63,845)	21,713,488	21,045,777
Total comprehensive result for the year		(5,152,203)	30,377,550	36,652,241
Intersegment Eliminations [member]
Supplemental Information [Line Items]
Net sales		(1,424,768,483)	(1,124,563,366)	(1,173,956,323)
Services income		(182,849,580)	(138,284,789)	(27,988,310)
Total of sales		(1,607,618,063)	(1,262,848,155)	(1,201,944,633)
Cost of sales		(1,528,740,675)	(1,188,959,550)	(1,182,282,621)
Gross income		(78,877,388)	(73,888,605)	(19,662,012)
Other (expenses) revenues, net		22,623,353	(666,804)	1,890,900
General expenses:
Transportation, distribution and sale expenses		(5,544,562)	(26,663,020)	(6,863,699)
Administrative expenses		(51,005,527)	(48,718,224)	(10,921,939)
Total general expenses		(56,550,089)	(75,381,244)	(17,785,638)
Transportation, distribution and sale expenses		(5,544,562)	(26,663,020)	(6,863,699)
Administrative expenses		(51,005,527)	(48,718,224)	(10,921,939)
Total general expenses		(56,550,089)	(75,381,244)	(17,785,638)
Operating income		296,054	825,835	14,526
Financing income		(265,097,307)	(180,586,172)	(125,670,274)
Financing cost		264,801,253	(179,854,798)	(125,530,391)
(Loss) profit sharing in joint ventures and associates		211,567,169	117,347,803	749,963,960
Income (loss) before taxes, duties and other		211,567,169	117,442,264	749,838,603
Net (loss) income for the year		211,567,169	117,442,264	749,838,603
Total comprehensive result for the year		$ 211,567,169	$ 117,442,264	$ 749,838,603